Document and Entity Information	Total
Document And Entity Information
Document Type	497
Document Period End Date	Jun. 30, 2018
Registrant Name	Investment Managers Series Trust
Central Index Key	0001318342
Amendment Flag	false
Document Creation Date	Mar. 19, 2019
Document Effective Date	Mar. 19, 2019
Prospectus Date	Nov. 01, 2018